ENTITY-WIDE DISCLOSURES	9 Months Ended
Sep. 30, 2024
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.The Group’s revenue from external customers is divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Revenue from external customers	$	$	$	$
Canada	13,694,340	37,866,756	80,402,985	136,272,790
United States	16,932,264	42,480,858	35,980,535	56,794,072
	30,626,604	80,347,614	116,383,520	193,066,862
During the three months ended September 30, 2024, 30.8% of the Group's revenue depended on two customers, 19.8% and 11.0%, respectively (three months ended September 30, 2023: no significant customers). During the nine months ended September 30, 2024, 13.8% of the Group's revenue depended on one customer (nine months ended September 30, 2023: no significant customers).
The Group’s non-current assets are allocated to geographic areas as follows:

	September 30, 2024
	Canada	United States	Total
	$	$	$
Other non-current assets	7,503,122	376,611	7,879,733
Property, plant and equipment	88,698,728	97,912,425	186,611,153
Right-of-use assets	36,917,971	54,068,739	90,986,710
Intangible assets	180,325,767	8,844,791	189,170,558
Contract asset	13,255,046	—	13,255,046
	326,700,634	161,202,566	487,903,200

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540
17 - ENTITY-WIDE DISCLOSURES (CONTINUED)
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.